Fair Value Of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments

(3) FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s financial assets and liabilities are determined in accordance with the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures. ASC Topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy of ASC Topic 820 requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1—Observable inputs, such as quoted prices in active markets

Level 2—Inputs, other than the quoted prices in active markets, which are observable either directly or indirectly such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life

Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions

The Company’s financial instruments consist of cash and cash equivalents, receivables due from related-party, accounts payable, the term loan compound derivative liability and the Series B convertible preferred stock warrant liability.

Cash and cash equivalents are reported at their respective fair values on the Company’s condensed consolidated balance sheets. Where quoted prices are available in an active market, securities are classified as Level 1. The Company classifies money market funds as Level 1. When quoted market prices are not available for the specific security, then the Company estimates fair value by using quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs obtained from various third-party data providers, including but not limited to benchmark yields, reported trades and broker/dealer quotes. Where applicable the market approach utilizes prices and information from market transactions for similar or identical assets.

The Company measures its Series B convertible preferred stock warrant liability and term loan compound derivative liability at fair value on a recurring basis and these are classified as Level 3 liabilities. The fair value of the Series B convertible preferred stock warrant liability was determined using an option-pricing model. The Company revalued the Series B convertible preferred stock warrants as of the completion of the initial public offering and reclassified the outstanding preferred stock warrant liability balance to additional paid-in capital with no further re-measurement required as the common stock warrants are considered permanent equity effective with the completion of the initial public offering. The Company calculated the fair value of the term loan compound derivative liability by computing the difference between the fair value of the term loan with the compound derivative using the “with and without” method under the income approach, and the fair value of the term loan without the compound derivative. The valuation methodology and underlying assumptions are discussed further in Note 5.

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial liabilities
Non-current liabilities
Compound derivative liability	$—	—	51	$51
Warrant liability	$—	—	361	$361

	AS OF SEPTEMBER 30, 2020
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial assets
Cash equivalents
Money market funds	$90,114	—	—	$90,114
Financial liabilities
Non-current liabilities
Compound derivative liability	$—	—	43	$43

The following table is a reconciliation of all financial liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

	WARRANT LIABILITY	COMPOUND DERIVATIVE LIABILITY
Fair value at December 31, 2019	$361	$51
Change in fair value	658	(8)
Reclassification to equity	(1,019)	—

Fair value at September 30, 2020	$—	$43

The Company did not have any outstanding financial assets or liabilities to be re-measured on a recurring basis as of September 30, 2019.

There were no transfers of assets or liabilities between the fair value measurement levels during the year ended December 31, 2019 and the nine months ended September 30, 2020.

The carrying values of the Company’s financial instruments, such as accounts payable and accrued expenses and other current liabilities, approximate fair value due to the short-term nature of these items.

Term Loan

The estimated fair value of the Term Loan was $6.1 million as of September 30, 2020, which approximates the carrying value and is classified as Level 3. The Company utilized a market yield analysis and income approach to estimate a value for the Term Loan. The key valuation assumptions used consist of the discount rate of 12.0% and the probability of the occurrence of a change in control event of 20.0%.

Predecessor Company
Fair Value of Financial Instruments
(2)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s financial assets and liabilities are determined in accordance with the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures. ASC Topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy of ASC Topic 820 requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1– Observable inputs, such as quoted prices in active markets

Level 2– Inputs, other than the quoted prices in active markets, which are observable either directly or indirectly such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life

Level 3– Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions

The Company measures its Series B convertible preferred shares warrant liability and term loan compound derivative liability at fair value on a recurring basis and these are classified as Level 3 liabilities. The fair value of the Series B preferred shares warrant liability was determined using an option-pricing model. The Company calculated the fair value of the term loan compound derivative liability by computing the difference between the fair value of the term loan with the compound derivative using the “with and without” method under the income approach, and the fair value of the term loan without the compound derivative. The valuation methodology and underlying assumptions are discussed further in Note 4.

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial liabilities
Long term liabilities
Compound derivative liability	$—	—	51	$51
Warrant liability	$—	—	361	$361

The following tables are a reconciliation of all financial liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

	WARRANT LIABILITY	COMPOUND DERIVATIVE LIABILITY
Balance as of December 31, 2018	$—	$—
Additions	361	51
Change in market value	—	—

Balance as of December 31, 2019	$361	$51

The Company did not have any outstanding financial liabilities to be re-measured on a recurring basis as of December 31, 2018. There were no transfers of assets or liabilities between the fair value measurement levels during the years ended December 31, 2018 and December 31, 2019.

Term Loan

The estimated fair value of the Term Loan was $5.7 million as of December 31, 2019 which approximates the carrying value and is classified as Level 3. The Company utilized a market yield analysis and income approach to estimate a value for the Term Loan. The key valuation assumptions used consist of the discount rate of 14.5% and the probability of the occurrence of a change in control event of 10.0%.